Earnings Per Share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Stock [Member]
Schedule of Earnings Per Share [Line Items]
Number of non-vested restricted shares or share options excluded from the computation of dilutive loss per share	0	0	0
Share Options [Member]
Schedule of Earnings Per Share [Line Items]
Number of non-vested restricted shares or share options excluded from the computation of dilutive loss per share	0	0	0